Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Income from operations and capital expenditures by segment [Table Text Block]

	2016
(In millions)	L&S	G&P	Total
Revenues and other income:
Segment revenues	$1,241	$2,185	$3,426
Segment other income	53	1	54
Total segment revenues and other income	1,294	2,186	3,480
Costs and expenses:
Segment cost of revenues	552	907	1,459
Segment operating income before portion attributable to noncontrolling interest and Predecessor	742	1,279	2,021
Segment portion attributable to noncontrolling interest and Predecessor	289	147	436
Segment operating income attributable to MPLX LP	$453	$1,132	$1,585

	2015
(In millions)	L&S	G&P	Total
Revenues and other income:
Segment revenues	$913	$150	$1,063
Segment other income	62	—	62
Total segment revenues and other income	975	150	1,125
Costs and expenses:
Segment cost of revenues	416	62	478
Segment operating income before portion attributable to noncontrolling interest and Predecessor	559	88	647
Segment portion attributable to noncontrolling interest and Predecessor	237	12	249
Segment operating income attributable to MPLX LP	$322	$76	$398

2014
(In millions)	L&S
Revenues and other income:
Segment revenues	$747
Segment other income	46
Total segment revenues and other income	793
Costs and expenses:
Segment cost of revenues	392
Segment operating income before portion attributable to noncontrolling interest and Predecessor	401
Segment portion attributable to noncontrolling interest and Predecessor	188
Segment operating income attributable to MPLX LP	$213

Reconciliation to Income from Operations [Table Text Block]

(in millions)	2016	2015	2014
Reconciliation to Income from operations:
L&S segment operating income attributable to MPLX LP	$453	$322	$213
G&P segment operating income attributable to MPLX LP	1,132	76	—
Segment operating income attributable to MPLX LP	1,585	398	213
Segment portion attributable to unconsolidated affiliates	(173)	(8)	85
Segment portion attributable to Predecessor	289	236	103
(Loss) income from equity method investments	(74)	3	—
Other income - related parties	40	2	—
Unrealized derivative (losses) gains(1)	(36)	4	—
Depreciation and amortization	(591)	(129)	(75)
Impairment expense	(130)	—	—
General and administrative expenses	(227)	(125)	(81)
Income from operations	$683	$381	$245

Reconciliation to Total Revenues and other income [Table Text Block]

(in millions)	2016	2015	2014
Reconciliation to Total revenues and other income:
Total segment revenues and other income	$3,480	$1,125	$793
Revenue adjustment from unconsolidated affiliates	(402)	(28)	—
(Loss) income from equity method investments	(74)	3	—
Other income - related parties	40	2	—
Unrealized derivative losses(1)	(15)	(1)	—
Total revenues and other income	$3,029	$1,101	$793

Reconciliation of Net Income Attributable to Noncontrolling Interests [Table Text Block]

(in millions)	2016	2015	2014
Reconciliation to Net income attributable to noncontrolling interests and Predecessor:
Segment portion attributable to noncontrolling interest and Predecessor	$436	$249	$188
Portion of noncontrolling interests and Predecessor related to items below segment income from operations	(203)	(67)	(70)
Portion of operating income attributable to noncontrolling interests of unconsolidated affiliates	(32)	(5)	—
Net income attributable to noncontrolling interests and Predecessor	$201	$177	$118

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Table Text Block]
The following reconciles segment capital expenditures to total capital expenditures:

(In millions)	2016	2015	2014
L&S segment capital expenditures	$550	$258	$141
G&P segment capital expenditures	894	100	—
Total segment capital expenditures	1,444	358	141
Less: Capital expenditures for Partnership-operated, non-wholly-owned subsidiaries in G&P segment	131	24	—
Total capital expenditures	$1,313	$334	$141

Reconciliation of Assets from Segment to Consolidated [Table Text Block]	Total assets by reportable segment were:

	December 31,
(In millions)	2016	2015
Cash and cash equivalents	$234	$43
L&S	2,978	2,142
G&P	14,297	14,219
Total assets	$17,509	$16,404